Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Bank borrowings
Schedule of bank borrowings

	December 31,	December 31,
(In thousands)	2022	2023
Bank borrowings, current portion	7,024	6,906
Bank borrowings, non-current portion	24,750	15,539
Total	31,774	22,445

Schedule of maturity of bank borrowings

As of December 31, 2023, the bank borrowings will be due according to the following schedule:

(In thousands)	Principal amounts
Within 1 year	6,906
Between 1 to 2 years	6,906
Between 2 to 3 years	6,906
Between 3 to 4 years	1,727